TRADE AND OTHER RECEIVABLES	12 Months Ended
Dec. 31, 2019
Trade and other receivables [abstract]
Disclosure of trade and other receivables [text block]

13) TRADE AND OTHER RECEIVABLES

The breakdown of “Trade and other receivables” at December 31, 2018 and 2019 is as follow:

	Thousands of U.S. dollars
	2018	2019
Non-current trade receivables	6,430	6,321
Other non-financial assets (*)	12,718	15,803
Total non-current	19,148	22,124
Current trade receivables	279,926	334,949
Other receivables	8,439	5,953
Prepayments	18,332	12,675
Personnel	8,957	6,022
Total current	315,654	359,599
Total	334,802	381,723

(*) "Other non-financial assets" as of December 31, 2019 primarily comprise tax credits with the Brazilian social security authority (Instituto Nacional do Seguro Social), recorded in Atento Brasil S.A.

	Thousands of U.S. dollars
	2018	2019

Trade receivables	288,531	347,703
Allowances of trade receivables	(2,175)	(6,433)
Trade receivables, net	286,356	341,270

As of December 31, 2019, trade receivables not yet due for which no allowance has been made amounted to 311,552 thousand U.S. dollars (263,605 thousand U.S. dollars as of December 31, 2018).

As of December 31, 2019, trade receivables due for which no allowance has been made amounted to 26,999 thousand U.S. dollars (22,751 thousand U.S. dollars as of December 31, 2018). These balances relate to certain customers with no recent history of default. The aging analysis of these accounts is as follow:

	Thousands of U.S. dollars
	Less than 90 days	Between 90 and 180 days	Between 180 and 360 days	Over 360 days	Total
12/31/2018	14,704	1,026	2,691	4,330	22,751
12/31/2019	22,606	1,224	1,233	1,936	26,999

Changes in allowances of trade receivables in 2018 and 2019 were as follow:

	Thousands of U.S. dollars
	2018	2019
Opening balance	(6,099)	(2,175)
Allowance of trade receivables	(1,854)	(4,588)
Reversal	824	277
Write off	3,031	-
Translation differences	1,923	53
Total	(2,175)	(6,433)

The Atento Group’s maximum exposure to credit risk at the reporting date is equivalent to the carrying amount of each of the aforementioned trade receivables categories. The Atento Group holds no guarantees as collection insurance.